Regulatory Matters (Details) (USD $)	0 Months Ended
	Apr. 16, 2013	Nov. 01, 2012 New Base Rates [Member]	Sep. 13, 2013 Expedited Rate Request [Member]
Rates And Regulatory Matters [Line Items]
Requested additional non-gas revenue		$ 1,840,000	$ 1,664,000
Non-gas revenues	$ 649,639
Return on equity	9.75%